Putnam Investments
One Post Office Square
Boston, MA 02109
September 20, 2011
Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Putnam Asia Pacific Equity Fund (“Fund”), a series of Putnam Funds Trust (Securities Act Reg. No. 333-515 and Investment Company Act File (No. 811-07513) (the “Trust”)
Ladies and Gentlemen:
     We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated August 30, 2011.
Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.1-7015.
Very truly yours,
Marina Pasquale

cc:	Annemarie Duffy Esq., Putnam Investments James E. Thomas, Esq., Ropes & Gray LLP